UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Institutional Equity Funds, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

LCC LCG LCV MCE SCI ICL IRF

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 17.1%
Auto Components 1.1%
WABCO	108,000	4,927
		4,927
Distributors 0.2%
LKQ Corporation (1)	48,000	1,079
		1,079
Hotels, Restaurants & Leisure 4.9%
Chipotle Mexican Grill, Class B (1)	44,000	4,272
Gaylord Entertainment (1)	78,000	2,363
International Game Technology	131,000	5,267
Marriott, Class A	122,000	4,192
Panera Bread, Class A (1)	15,000	628
PF Chang's China Bistro (1)	36,000	1,024
Pinnacle Entertainment (1)	71,000	909
The Cheesecake Factory (1)	78,000	1,700
Tim Hortons	72,000	2,451
		22,806
Household Durables 0.3%
Harman International	30,000	1,306
		1,306
Internet & Catalog Retail 2.3%
Amazon.com (1)	95,000	6,773
Expedia (1)	183,000	4,006
		10,779
Media 3.9%
Cablevision, Class A (1)	124,000	2,657
Clear Channel Outdoor, Class A (1)	140,000	2,662
Discovery Holding, Class A (1)	179,000	3,798
DreamWorks Animation, Class A (1)	62,000	1,598
Lamar Advertising (1)	158,000	5,677
XM Satellite Radio, Class A (1)	155,000	1,801
		18,193
Specialty Retail 4.4%
Bed Bath & Beyond (1)	127,000	3,747
Best Buy	44,000	1,824
CarMax (1)	193,000	3,748
J. Crew (1)	65,000	2,871
O'Reilly Automotive (1)	124,000	3,536
PetSmart	165,000	3,373
Williams-Sonoma	45,000	1,091
		20,190
Textiles, Apparel & Luxury Goods 0.0%
Under Armour (1)	4,700	172
		172
Total Consumer Discretionary		79,452
CONSUMER STAPLES 1.4%
Beverages 0.1%
Cott (1)	77,000	270
		270
Food & Staples Retailing 1.3%
Shoppers Drug Mart (CAD)	54,000	2,729
Whole Foods Market	107,000	3,528
		6,257
Total Consumer Staples		6,527
ENERGY 10.0%
Energy Equipment & Services 4.4%
BJ Services	169,000	4,818
Cameron International (1)	40,000	1,666
FMC Technologies (1)	60,000	3,413
Smith International	130,000	8,350
TETRA Technologies (1)	90,000	1,426
Trican Well Service (CAD)	44,000	920
		20,593
Oil, Gas & Consumable Fuels 5.6%
CNX Gas (1)	102,800	3,318
CONSOL Energy	58,000	4,013
EOG Resources	61,000	7,320
Murphy Oil	61,000	5,011
Peabody Energy	31,000	1,581
SandRidge Energy (1)	22,000	861
XTO Energy	60,000	3,712
		25,816

Total Energy		46,409
FINANCIALS 6.4%

Capital Markets 2.9%
Affiliated Managers Group (1)	24,000	2,178
Ameriprise Financial	62,000	3,215
Eaton Vance	122,000	3,722
Och-Ziff Capital Management	84,200	1,768
Raymond James Financial	23,000	528
TD Ameritrade (1)	110,000	1,816
		13,227
Commercial Banks 0.2%
SVB Financial Group (1)	18,000	786
		786
Diversified Financial Services 0.4%
Interactive Brokers, Class A (1)	78,000	2,002
		2,002
Insurance 2.4%
Assurant	54,000	3,287
Axis Capital Holdings	106,000	3,602
Philadelphia Consolidated (1)	57,000	1,835
Principal Financial Group	42,000	2,340
		11,064
Real Estate Management & Development 0.5%
St. Joe	57,000	2,447
		2,447

Total Financials		29,526

HEALTH CARE 15.9%

Biotechnology 4.1%
Alexion Pharmaceuticals (1)	19,000	1,127
Alkermes (1)	116,000	1,378
Amylin Pharmaceuticals (1)	52,000	1,519
BioMarin Pharmaceutical (1)	30,000	1,061
Cephalon (1)	84,000	5,410
Gilead Sciences (1)	10,000	515
Human Genome Sciences (1)	154,000	907
ImClone Systems (1)	3,000	127
Medarex (1)	61,000	540
Millennium Pharmaceuticals (1)	79,000	1,221
Myriad Genetics (1)	31,000	1,249
OSI Pharmaceuticals (1)	37,000	1,384
Theravance (1)	61,000	642
Vertex Pharmaceuticals (1)	88,000	2,102
		19,182
Health Care Equipment & Supplies 2.5%
C.R. Bard	38,000	3,663
Edwards Lifesciences (1)	107,000	4,767
Gen-Probe (1)	39,000	1,880
ResMed (1)	31,000	1,308
		11,618
Health Care Providers & Services 2.5%
Community Health System (1)	47,000	1,578
Coventry Health Care (1)	43,000	1,735
DaVita (1)	16,000	764
Health Net (1)	59,000	1,817
Henry Schein (1)	60,000	3,444
Laboratory Corporation of America (1)	31,000	2,284
		11,622
Health Care Technology 0.5%
Cerner (1)	67,000	2,498
		2,498
Life Sciences Tools & Services 4.1%
Affymetrix (1)	104,000	1,811
Applera	102,000	3,352
Illumina (1)	45,000	3,415
Millipore (1)	54,000	3,640
Qiagen NV (1)	155,000	3,224
Waters Corporation (1)	62,000	3,453
		18,895
Pharmaceuticals 2.2%
Barr Pharmaceuticals (1)	3,000	145
Elan, ADR (1)	229,000	4,777
Sepracor (1)	49,000	957
Valeant Pharmaceuticals (1)	134,000	1,719
Warner Chilcott (1)	132,000	2,376
		9,974
Total Health Care		73,789
INDUSTRIALS & BUSINESS SERVICES 14.1%
Aerospace & Defense 2.8%
Alliant Techsystems (1)	45,000	4,659
Harris	44,000	2,135
Rockwell Collins	107,000	6,115
		12,909
Air Freight & Logistics 0.4%
UTi Worldwide	85,000	1,707
		1,707
Airlines 0.9%
Southwest Airlines	337,000	4,179
		4,179
Commercial Services & Supplies 1.8%
IHS (1)	37,000	2,379
Manpower	65,000	3,657
Robert Half International	93,000	2,394
		8,430
Construction & Engineering 0.8%
Quanta Services (1)	162,000	3,754
		3,754
Electrical Equipment 1.7%
AMETEK	175,000	7,684
		7,684
Industrial Conglomerates 2.0%
Roper Industries	158,000	9,392
		9,392
Machinery 2.6%
Danaher	27,000	2,053
IDEX	132,000	4,051
ITT	69,000	3,575
Oshkosh	73,000	2,648
		12,327
Trading Companies & Distributors 1.1%
Fastenal	70,000	3,215
MSC Industrial Direct	49,000	2,070
		5,285
Total Industrials & Business Services		65,667
INFORMATION TECHNOLOGY 24.2%
Communications Equipment 2.5%
Ciena (1)	75,000	2,312
JDS Uniphase (1)	233,000	3,120
Juniper Networks (1)	248,000	6,200
		11,632
Computers & Peripherals 1.0%
Seagate Technology	213,000	4,460
		4,460
Electronic Equipment & Instruments 2.8%
Dolby Laboratories, Class A (1)	93,000	3,372
FLIR Systems (1)	218,000	6,560
Jabil Circuit	210,000	1,987
Sunpower (1)	14,000	1,043
		12,962
Internet Software & Services 2.1%
CNET Networks (1)	155,000	1,101
Monster Worldwide (1)	120,000	2,905
VeriSign (1)	180,500	6,000
		10,006
IT Services 6.4%
DST Systems (1)	91,000	5,982
Fiserv (1)	90,000	4,328
Global Payments	131,000	5,418
Iron Mountain (1)	136,000	3,596
Saic (1)	274,000	5,094
Western Union	243,000	5,169
		29,587
Semiconductor & Semiconductor Equipment 5.7%
Altera	214,000	3,944
Intersil, Class A	139,000	3,568
Marvell Technology Group (1)	249,000	2,709
Microchip Technology	120,000	3,928
ON Semiconductor (1)	321,000	1,823
PMC-Sierra (1)	337,000	1,921
Teradyne (1)	202,000	2,509
Varian Semiconductor Equipment (1)	62,000	1,745
Xilinx	183,000	4,346
		26,493
Software 3.7%
Amdocs (1)	151,000	4,282
Autodesk (1)	79,000	2,487
FactSet Research Systems	11,000	593
Jack Henry & Associates	93,000	2,294
McAfee (1)	106,000	3,508
Red Hat (1)	160,000	2,942
Salesforce.com (1)	23,000	1,331
		17,437
Total Information Technology		112,577
MATERIALS 1.7%
Metals & Mining 1.7%
Agnico-Eagle Mines	73,000	4,943
Teck Cominco, Class B	70,000	2,867
Total Materials		7,810
TELECOMMUNICATION SERVICES 4.2%
Wireless Telecommunication Services 4.2%
American Tower Systems, Class A (1)	124,000	4,862
Crown Castle International (1)	138,000	4,760
Leap Wireless International (1)	84,000	3,914
MetroPCS Communications (1)	123,000	2,091
Rogers Communications, Class B	62,000	2,227
SBA Communications (1)	47,000	1,402
Total Telecommunication Services		19,256
UTILITIES 1.0%
Independent Power Producers & Energy Traders 1.0%
Dynegy, Class A (1)	352,000	2,777
Reliant Energy (1)	78,000	1,845
Total Utilities		4,622

Total Common Stocks (Cost $363,638)		445,635
PREFERRED STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Internet Software & Services 0.0%
Bill Me Later, Acquisition Date: 8/16/07
Acquisition Cost $181 (1)(2)	5,000	181
Total Preferred Stocks (Cost $181)		181
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve
Investment Fund, 1.35% (3)(4)	12,590,282	12,590
Total Short-Term Investments (Cost $12,590)		12,590
Total Investments in Securities
98.7% of Net Assets (Cost $376,409)		$458,406

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $181 and represents 0.0% of net assets.
(3)	Affiliated Companies
(4)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price
Government Reserve
Investment Fund, 1.35%	¤	¤		$ 91	$ 12,590	$10,529

Totals				$ 91	$12,590	$10,529

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$12,590
Dividend income		91
Interest income			-
Investment income		$91
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$441,986,000
Level 2 – significant other observable inputs	16,239,000
Level 3 – significant unobservable inputs	181,000
Total	$458,406,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $376,409,000. Net unrealized gain aggregated $81,997,000 at period-end, of which $114,419,000 related to appreciated investments and $32,422,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 97.8%
CONSUMER DISCRETIONARY 12.6%
Automobiles 0.4%
GM	70,800	1,349
		1,349
Diversified Consumer Services 1.2%
H&R Block	186,400	3,870
		3,870
Household Durables 2.1%
Fortune Brands	39,400	2,738
Newell Rubbermaid	176,500	4,037
		6,775
Internet & Catalog Retail 0.7%
Liberty Media Interactive, Class A (1)	142,600	2,301
		2,301
Media 6.2%
Cablevision, Class A (1)	95,800	2,053
CBS, Class B	53,400	1,179
Comcast, Class A	101,600	1,965
Disney	83,600	2,623
Liberty Entertainment, Class A (1)	118,400	2,681
New York Times, Class A	109,900	2,075
Time Warner	458,300	6,425
Viacom, Class B (1)	35,500	1,407
		20,408
Specialty Retail 2.0%
Home Depot	234,700	6,564
		6,564
Total Consumer Discretionary		41,267
CONSUMER STAPLES 8.4%
Beverages 2.9%
Anheuser-Busch	137,900	6,543
Coca-Cola	45,300	2,758
		9,301
Food & Staples Retailing 1.6%
Wal-Mart	101,600	5,352
		5,352
Food Products 1.7%
General Mills	54,300	3,251
Kraft Foods, Class A	77,800	2,413
		5,664
Household Products 0.4%
Procter & Gamble	18,500	1,296
		1,296
Personal Products 1.1%
Avon	92,500	3,658
		3,658
Tobacco 0.7%
Altria Group	31,200	693
Philip Morris International (1)	31,200	1,578
		2,271
Total Consumer Staples		27,542
ENERGY 15.4%
Energy Equipment & Services 2.3%
Baker Hughes	109,400	7,494
		7,494
Oil, Gas & Consumable Fuels 13.1%
Chevron	115,600	9,868
ExxonMobil	121,200	10,251
Murphy Oil	78,100	6,415
Royal Dutch Shell, ADR, Class A	53,000	3,656
Spectra Energy	129,900	2,955
Total, ADR	134,300	9,939
		43,084
Total Energy		50,578
FINANCIALS 22.5%
Capital Markets 5.9%
Ameriprise Financial	61,300	3,178
Bank of New York Mellon	106,300	4,436
Merrill Lynch	85,300	3,475
Morgan Stanley	79,100	3,615
State Street	60,400	4,772
		19,476
Commercial Banks 2.1%
Fifth Third Bancorp	108,900	2,278
U.S. Bancorp	142,000	4,595
		6,873
Consumer Finance 0.8%
American Express	57,200	2,501
		2,501
Diversified Financial Services 6.3%
Bank of America	197,900	7,503
Citigroup	145,200	3,110
JPMorgan Chase	219,700	9,436
Liberty Media Capital, Class A (1)	29,600	466
		20,515
Insurance 6.0%
American International Group	115,400	4,991
Genworth Financial, Class A	204,100	4,621
Hartford Financial Services	18,300	1,387
Lincoln National	55,200	2,870
Marsh & McLennan	240,000	5,844
		19,713
Real Estate Management & Development 0.9%
St. Joe	65,600	2,816
		2,816
Thrifts & Mortgage Finance 0.5%
Fannie Mae	68,900	1,813
		1,813
Total Financials		73,707
HEALTH CARE 9.2%
Biotechnology 0.7%
Amgen (1)	57,200	2,390
		2,390
Health Care Equipment & Supplies 1.7%
Boston Scientific (1)	119,200	1,534
Covidien	93,100	4,120
		5,654
Pharmaceuticals 6.8%
Johnson & Johnson	89,600	5,812
Merck	138,700	5,264
Pfizer	250,100	5,234
Schering-Plough	125,800	1,813
Wyeth	95,900	4,005
		22,128
Total Health Care		30,172
INDUSTRIALS & BUSINESS SERVICES 12.9%
Aerospace & Defense 1.0%
Raytheon	50,200	3,243
		3,243
Airlines 1.3%
Southwest Airlines	328,800	4,077
		4,077
Commercial Services & Supplies 1.4%
Waste Management	140,300	4,709
		4,709
Industrial Conglomerates 6.2%
3M	43,600	3,451
GE	322,700	11,943
Tyco International	109,600	4,828
		20,222
Machinery 1.5%
Illinois Tool Works	102,200	4,929
		4,929
Road & Rail 1.5%
Union Pacific	40,200	5,040
		5,040
Total Industrials & Business Services		42,220
INFORMATION TECHNOLOGY 6.9%
Computers & Peripherals 2.9%
Dell (1)	202,800	4,040
IBM	45,900	5,285
		9,325
Electronic Equipment & Instruments 1.0%
Tyco Electronics	97,400	3,343
		3,343
Semiconductor & Semiconductor Equipment 1.0%
Intel	147,800	3,130
		3,130
Software 2.0%
Microsoft	236,000	6,697
		6,697
Total Information Technology		22,495
MATERIALS 3.0%
Chemicals 1.3%
DuPont	89,000	4,162
		4,162
Metals & Mining 0.4%
Nucor	18,300	1,240
		1,240
Paper & Forest Products 1.3%
International Paper	162,400	4,417
		4,417
Total Materials		9,819
TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 3.0%
AT&T	152,300	5,833
Qwest Communications International	259,200	1,174
Verizon Communications	78,600	2,865
		9,872
Wireless Telecommunication Services 1.1%
Sprint Nextel	523,600	3,503
		3,503
Total Telecommunication Services		13,375
UTILITIES 2.8%
Electric Utilities 2.2%
Entergy	43,800	4,777
Pinnacle West Capital	66,900	2,347
		7,124
Multi-Utilities 0.6%
NiSource	108,800	1,876
		1,876
Total Utilities		9,000

Total Common Stocks (Cost $315,852)		320,175
CONVERTIBLE PREFERRED STOCKS 0.3%
FINANCIALS 0.3%
Capital Markets 0.3%
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost $1,200 (1)(2)	12	963
Total Convertible Preferred Stocks (Cost $1,200)		963
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.2%
T. Rowe Price Reserve Investment Fund, 3.29% (3)(4)	7,270,669	7,271
		7,271
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 2.02%, 6/19/08	100,000	100
U.S. Treasury Bills, 3.202%, 6/19/08	250,000	248
		348
Total Short-Term Investments (Cost $7,619)		7,619
Total Investments in Securities
100.4% of Net Assets (Cost $324,671)		$328,757

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $963 and represents 0.3% of net assets.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts

(4) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment
Fund, 3.29%	¤	¤		$89	$7,271	$ 5,873

Totals				$89	$7,271	$ 5,873

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$7,271
Dividend income		89
Interest income			-
Investment income		$89
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Value Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$320,175,000
Level 2 – significant other observable inputs	7,619,000
Level 3 – significant unobservable inputs	963,000
Total	$328,757,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $324,671,000. Net unrealized gain aggregated $4,086,000 at period-end, of which $31,210,000 related to appreciated investments and $27,124,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 12.5%
Auto Components 0.5%
Strattec Security	16,200	686
TRW (1)	53,600	1,252
		1,938
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions (1)	40,900	1,760
Corinthian Colleges (1)	237,400	1,716
Investools (1)	57,300	630
Matthews International, Class A	98,900	4,772
		8,878
Hotels, Restaurants & Leisure 3.0%
BJ's Restaurants (1)	64,900	935
CEC Entertainment (1)	28,300	817
Panera Bread, Class A (1)	46,400	1,944
PF Chang's China Bistro (1)	31,200	887
Red Robin Gourmet Burgers (1)	63,200	2,375
Sonic (1)	151,050	3,329
The Cheesecake Factory (1)	111,050	2,420
		12,707
Household Durables 0.8%
Jarden (1)	51,875	1,128
Meritage (1)	81,100	1,567
Standard Pacific	131,000	636
		3,331
Internet & Catalog Retail 0.6%
priceline.com (1)	22,200	2,683
		2,683
Leisure Equipment & Products 0.8%
Brunswick	71,600	1,144
MarineMax (1)	59,900	746
Polaris Industries	15,100	619
Pool	58,912	1,113
		3,622
Media 0.7%
Entercom Communications	32,900	327
Scholastic (1)	91,700	2,776
		3,103
Multiline Retail 0.2%
Big Lots (1)	37,900	845
		845
Specialty Retail 3.6%
AC Moore Arts & Crafts (1)	26,300	179
AnnTaylor Stores (1)	126,050	3,048
Christopher & Banks	70,675	706
Hibbett Sports (1)	75,400	1,164
Hot Topic (1)	135,900	586
J. Crew (1)	51,300	2,266
Lumber Liquidators (1)	19,300	205
Monro Muffler Brake	105,550	1,784
Tween Brands (1)	82,600	2,044
Ulta Salon Cosmetics & Fragrance (1)	5,900	83
Zale (1)	85,800	1,695
Zumiez (1)	111,100	1,743
		15,503
Textiles, Apparel & Luxury Goods 0.2%
Under Armour (1)	24,300	889
		889

Total Consumer Discretionary		53,499
CONSUMER STAPLES 0.6%

Food & Staples Retailing 0.5%
Casey's General Stores	34,000	768
The Pantry (1)	60,600	1,278
		2,046
Food Products 0.1%
Seneca Foods, Class A (1)	15,100	317
Seneca Foods, Class B (1)	9,500	198
		515

Total Consumer Staples		2,561
ENERGY 7.6%

Energy Equipment & Services 2.9%
Complete Production Services (1)	77,600	1,780
ION Geophysical (1)	105,500	1,456
Key Energy Services (1)	20,300	273
Seacor (1)	68,600	5,856
Union Drilling (1)	38,600	675
W-H Energy Services (1)	36,200	2,492
		12,532
Oil, Gas & Consumable Fuels 4.7%
Bill Barrett (1)	104,100	4,919
Concho Resources (1)	65,400	1,677
Forest Oil (1)	116,700	5,713
Foundation Coal	50,100	2,521
GeoMet (1)	129,700	864
Holly	6,100	265
Mariner Energy (1)	130,757	3,532
Westmoreland Coal (1)	37,800	513
		20,004

Total Energy		32,536
FINANCIALS 12.7%

Capital Markets 1.5%
Affiliated Managers Group (1)	40,200	3,648
Penson Worldwide (1)	91,900	848
Piper Jaffray (1)	59,900	2,034
		6,530
Commercial Banks 5.1%
Cascade Bancorp	76,425	731
Citizens Republic Bancorp	153,200	1,904
Glacier Bancorp	131,933	2,529
Pinnacle Financial Partners (1)	81,400	2,084
Preferred Bank	21,850	365
Prosperity Bancshares	83,300	2,387
Provident Bankshares	94,600	1,016
Sandy Spring Bancorp	18,600	512
Signature Bank (1)	63,200	1,612
Texas Capital Bancshares (1)	61,300	1,035
Valley National Bancorp	128,746	2,473
WestAmerica	85,900	4,518
Western Alliance Bancorp (1)	55,000	707
		21,873
Diversified Financial Services 0.3%
Highlands Acquisition, Equity Units (1)	57,900	547
MarketAxess Holdings (1)	66,100	657
		1,204
Insurance 2.8%
Assured Guaranty	114,600	2,721
E-Health (1)	14,500	320
Infinity Property & Casualty	76,400	3,178
Markel (1)	8,200	3,608
Seabright Insurance (1)	45,300	667
Selective Insurance	62,300	1,488
		11,982
Real Estate Investment Trusts (REITs) 1.9%
Cousins Properties, REIT	53,000	1,310
DiamondRock Hospitality, REIT	45,000	570
EastGroup Properties, REIT	68,300	3,173
Essex Property Trust, REIT	7,600	866
LaSalle Hotel Properties, REIT	33,400	960
Parkway Properties, REIT	30,700	1,135
		8,014
Thrifts & Mortgage Finance 1.1%
First Niagara Financial	250,300	3,401
NewAlliance Bancshares	108,700	1,333
		4,734

Total Financials		54,337
HEALTH CARE 14.4%

Biotechnology 4.6%
Acadia Pharmaceuticals (1)	39,500	358
Alexion Pharmaceutical (1)	29,200	1,731
Alkermes (1)	69,500	826
Altus Pharmaceuticals (1)	47,473	216
Amylin Pharmaceuticals (1)	24,600	719
Cephalon (1)	26,676	1,718
Cubist Pharmaceuticals (1)	71,400	1,315
deCode genetics (1)	67,900	104
Incyte (1)	152,050	1,598
InterMune (1)	73,800	1,076
Martek Biosciences (1)	59,100	1,807
Maxygen (1)	38,300	247
Myriad Genetics (1)	76,800	3,094
ONYX Pharmaceuticals (1)	35,200	1,022
Pharmasset (1)	41,500	748
Regeneron Pharmaceuticals (1)	28,800	553
Rigel Pharmaceuticals (1)	24,900	465
Seattle Genetics (1)	29,900	272
Senomyx (1)	43,600	257
Theravance (1)	20,800	219
Vertex Pharmaceuticals (1)	47,562	1,136
		19,481
Health Care Equipment & Supplies 4.8%
Analogic	31,000	2,063
Angiodynamics (1)	34,400	398
Edwards Lifesciences (1)	43,500	1,938
Immucor (1)	50,400	1,076
Integra LifeSciences (1)	93,200	4,051
Masimo (1)	9,300	242
Micrus Endovascular (1)	37,900	468
NuVasive (1)	40,700	1,405
NxStage Medical (1)	70,000	302
ResMed (1)	56,200	2,370
Stereotaxis (1)	62,200	368
Steris	75,500	2,026
Thoratec (1)	62,100	887
TomoTherapy (1)	78,100	1,121
Wright Medical Group (1)	75,300	1,818
		20,533
Health Care Providers & Services 3.5%
AMERIGROUP (1)	69,700	1,905
Centene (1)	102,900	1,434
HealthExtras (1)	81,800	2,032
Healthways (1)	15,100	534
Henry Schein (1)	9,400	539
LifePoint Hospitals (1)	99,300	2,728
Nighthawk Radiology (1)	75,600	708
Skilled Healthcare, Class A (1)	53,100	583
Sunrise Senior Living (1)	209,100	4,659
		15,122
Health Care Technology 0.2%
Vital Images (1)	53,200	788
		788
Life Sciences Tools & Services 0.1%
Exelixis (1)	93,300	648
		648
Pharmaceuticals 1.2%
Inspire Pharmaceuticals (1)	93,100	358
Map Pharmaceuticals (1)	8,900	124
Medicines Company (1)	44,900	907
Medicis Pharmaceutical, Class A	88,900	1,751
XenoPort (1)	46,000	1,862
		5,002

Total Health Care		61,574
INDUSTRIALS & BUSINESS SERVICES 21.5%
Aerospace & Defense 2.0%
American Science Engineering	35,200	1,921
Moog, Class A (1)	77,000	3,250
Teledyne Technologies (1)	49,500	2,327
Transdigm Group (1)	22,900	848
		8,346
Air Freight & Logistics 0.4%
UTi Worldwide	83,100	1,669
		1,669
Airlines 0.2%
AirTran (1)	136,700	902
Frontier Airlines (1)	62,500	158
		1,060
Building Products 0.9%
American Woodmark	28,100	578
Builders FirstSource (1)	60,800	441
Gibraltar Industries	42,850	503
Simpson Manufacturing	34,300	932
Universal Forest Products	49,000	1,578
		4,032
Commercial Services & Supplies 4.2%
American Reprographics (1)	103,800	1,540
Angelica	53,600	962
EnergySolutions	23,700	544
EnerNOC (1)	26,400	301
G & K Services, Class A	55,400	1,973
Kforce (1)	96,400	852
Multi-Color	60,600	1,355
Pike Electric (1)	31,100	433
Resources Connection	117,500	2,100
Ritchie Bros. Auctioneers	50,400	4,139
Waste Connections (1)	120,600	3,707
		17,906
Construction & Engineering 0.5%
Insituform Technologies (1)	52,800	730
Quanta Services (1)	56,990	1,321
		2,051
Electrical Equipment 3.0%
A.O. Smith	129,300	4,250
Acuity Brands	67,900	2,916
Baldor Electric	139,000	3,892
Belden	14,200	502
Woodward Governor	40,500	1,082
		12,642
Machinery 6.3%
3-D Systems (1)	65,200	958
Actuant, Class A	161,520	4,880
Cascade	21,900	1,080
ESCO Technologies (1)	110,800	4,401
Graco	78,300	2,839
Harsco	51,900	2,874
IDEX	79,550	2,441
Nordson	3,800	205
RBC Bearings (1)	77,600	2,881
Tennant	18,900	753
Toro	89,500	3,704
		27,016
Road & Rail 1.5%
Heartland Express	37,745	538
Knight Transportation	203,400	3,348
Landstar Systems	50,400	2,629
		6,515
Trading Companies & Distributors 2.5%
Applied Industrial Technologies	161,300	4,821
Electro Rent	38,700	586
H&E Equipment Services (1)	140,300	1,763
Interline Brands (1)	86,300	1,601
NuCo2 (1)	68,800	1,911
		10,682

Total Industrials & Business Services		91,919
INFORMATION TECHNOLOGY 19.1%

Communications Equipment 1.2%
Acme Packet (1)	12,100	97
ADTRAN	79,200	1,465
Aruba Networks (1)	20,600	107
BigBand Networks (1)	36,700	210
Blue Coat Systems (1)	58,200	1,283
Finisar (1)	650,100	832
IXIA (1)	86,100	668
Optium (1)	45,600	321
		4,983
Computers & Peripherals 1.4%
3PAR (1)	11,100	75
Emulex (1)	79,900	1,298
Intermec (1)	39,700	881
Palm (1)	301,500	1,507
Synaptics (1)	30,300	723
Xyratex (1)	90,500	1,624
		6,108
Electronic Equipment & Instruments 1.4%
DTS (1)	66,000	1,584
Measurement Specialties (1)	48,100	840
National Instruments	38,800	1,014
Newport (1)	54,600	610
Orbotech (1)	73,800	1,354
Synnex (1)	29,600	628
		6,030
Internet Software & Services 2.2%
Ariba (1)	188,500	1,821
Bankrate (1)	45,700	2,280
CNET Networks (1)	227,100	1,612
DealerTrack (1)	42,000	849
Digital River (1)	68,700	2,128
The Knot (1)	75,800	891
		9,581
IT Services 1.9%
Global Payments	89,900	3,718
Heartland Payment Systems	38,000	875
MPS Group (1)	187,500	2,216
RightNow Technologies (1)	104,100	1,239
		8,048
Semiconductor & Semiconductor Equipment 5.9%
Actions Semiconductor, ADR (1)	73,200	217
Advanced Analogic Technologies (1)	82,300	462
Advanced Energy Industries (1)	89,100	1,181
Atheros Communications (1)	41,500	865
Brooks Automation (1)	61,167	594
Cabot Microelectronics (1)	17,500	563
Conexant Systems (1)	1,162,900	674
Cymer (1)	92,400	2,406
Diodes (1)	122,250	2,685
Entegris (1)	258,261	1,857
Exar (1)	88,200	726
FEI (1)	98,100	2,141
FormFactor (1)	37,700	720
Mattson Technology (1)	113,100	689
ON Semiconductor (1)	20,000	114
PDF Solutions (1)	106,200	585
Semitool (1)	120,400	1,002
Semtech (1)	133,800	1,917
Silicon Laboratories (1)	76,400	2,410
Standard Microsystems (1)	79,800	2,328
Veeco (1)	37,800	629
Virage Logic (1)	21,300	123
Zarlink Semiconductor (1)	293,800	238
		25,126
Software 5.1%
Bottomline Technologies (1)	68,300	861
Catapult Communications (1)	33,200	171
DemandTec (1)	42,200	430
FactSet Research Systems	78,600	4,234
Glu Mobile (1)	15,100	68
Jack Henry & Associates	226,800	5,595
Progress Software (1)	69,700	2,085
Pros Holdings (1)	26,900	338
Quest Software (1)	114,300	1,494
Red Hat (1)	65,600	1,206
Salary.com (1)	37,800	249
Sourcefire (1)	86,200	514
SPSS (1)	40,400	1,567
THQ (1)	108,500	2,365
Wind River Systems (1)	96,500	747
		21,924

Total Information Technology		81,800
MATERIALS 2.8%

Chemicals 1.5%
Arch Chemicals	91,600	3,413
Koppers	62,100	2,752
		6,165
Containers & Packaging 0.3%
Chesapeake	50,800	244
Smurfit-Stone Container (1)	147,000	1,132
		1,376
Metals & Mining 1.0%
Haynes International (1)	42,700	2,343
Lihir Gold (AUD) (1)	606,516	1,936
		4,279
Total Materials		11,820
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.1%
Cogent Communications Group (1)	58,200	1,066
nTelos	10,600	256
Premiere Global Services (1)	117,800	1,689
Time Warner Telecom, Class A (1)	116,800	1,809
		4,820
Wireless Telecommunication Services 0.3%
SBA Communications (1)	30,200	901
Virgin Mobile USA, Class A (1)	87,600	178
		1,079
Total Telecommunication Services		5,899
UTILITIES 3.5%
Electric Utilities 1.5%
Cleco	61,600	1,366
El Paso Electric (1)	64,100	1,370
Empire District Electronics	77,800	1,575
Unisource Energy	93,200	2,075
		6,386
Gas Utilities 0.7%
Southwest Gas	101,300	2,832
		2,832
Multi-Utilities 1.3%
Black Hills	30,000	1,074
OGE Energy	87,300	2,721
PNM Resources	135,600	1,691
		5,486
Total Utilities		14,704
Total Common Stocks (Cost $380,699)		410,649
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	16,968,837	16,969
Total Short-Term Investments (Cost $16,969)		16,969
Total Investments in Securities
100.1% of Net Assets (Cost $397,668)		$427,618

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depository Receipts
AUD	Australian Dollar
REIT	Real Estate Investment Trust

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment
Fund, 3.29%	¤	¤		$152	$16,969	$10,415

Totals				$152	$16,969	$10,415

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$16,969
Dividend income		152
Interest income			-
Investment income		$152
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited	March 31, 2008
Notes to Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Small-Cap Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$408,714,000
Level 2 – significant other observable inputs	18,904,000
Level 3 – significant unobservable inputs	0
Total	$427,618,000

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $397,668,000. Net unrealized gain aggregated $29,950,000 at period-end, of which $74,441,000 related to appreciated investments and $44,491,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.6%
CONSUMER DISCRETIONARY 15.8%
Hotels, Restaurants & Leisure 6.3%
International Game Technology	583,800	23,474
Las Vegas Sands (1)	189,900	13,984
Marriott, Class A	746,100	25,636
MGM Mirage (1)	165,068	9,701
Yum! Brands	500,500	18,624
		91,419
Internet & Catalog Retail 4.2%
Amazon.com (1)	701,400	50,010
Expedia (1)	525,200	11,496
		61,506
Media 1.7%
Lamar Advertising (1)	301,100	10,819
McGraw-Hill	177,400	6,555
XM Satellite Radio, Class A (1)	574,800	6,679
		24,053
Multiline Retail 2.7%
Kohl's (1)	561,300	24,074
Target	298,300	15,118
		39,192
Specialty Retail 0.9%
Bed Bath & Beyond (1)	454,400	13,405
		13,405
Total Consumer Discretionary		229,575
CONSUMER STAPLES 2.6%
Food & Staples Retailing 2.6%
CVS Caremark	931,460	37,733
Total Consumer Staples		37,733
ENERGY 3.7%
Energy Equipment & Services 2.7%
Schlumberger	458,900	39,924
		39,924
Oil, Gas & Consumable Fuels 1.0%
Suncor Energy	152,500	14,694
		14,694
Total Energy		54,618
FINANCIALS 7.3%
Capital Markets 7.3%
Franklin Resources	285,200	27,662
Morgan Stanley	613,200	28,023
State Street	633,100	50,015
Total Financials		105,700
HEALTH CARE 14.4%
Biotechnology 6.9%
Celgene (1)	326,670	20,022
Genentech (1)	341,400	27,715
Gilead Sciences (1)	1,026,400	52,890
		100,627
Health Care Equipment & Supplies 4.2%
Medtronic	600,400	29,041
St. Jude Medical (1)	465,500	20,105
Stryker	185,500	12,067
		61,213
Health Care Providers & Services 1.4%
Humana (1)	166,700	7,478
McKesson	250,600	13,124
		20,602
Pharmaceuticals 1.9%
Allergan	336,100	18,953
Schering-Plough	604,900	8,716
		27,669
Total Health Care		210,111
INDUSTRIALS & BUSINESS SERVICES 11.6%
Aerospace & Defense 2.5%
General Dynamics	258,800	21,576
Lockheed Martin	147,900	14,686
		36,262
Air Freight & Logistics 1.7%
Expeditors International of Washington	529,900	23,941
		23,941
Construction & Engineering 1.0%
Foster Wheeler (1)	267,500	15,146
		15,146
Industrial Conglomerates 2.8%
GE	668,800	24,752
McDermott International (1)	296,000	16,227
		40,979
Machinery 3.6%
Danaher	689,900	52,453
		52,453
Total Industrials & Business Services		168,781
INFORMATION TECHNOLOGY 34.5%
Communications Equipment 8.9%
Cisco Systems (1)	416,300	10,029
Corning	1,684,500	40,495
Juniper Networks (1)	2,006,000	50,150
QUALCOMM	692,700	28,401
		129,075
Computers & Peripherals 3.2%
Apple (1)	226,600	32,517
Dell (1)	745,900	14,858
		47,375
Internet Software & Services 4.0%
Google, Class A (1)	114,900	50,610
Monster Worldwide (1)	324,800	7,863
		58,473
IT Services 3.8%
Accenture, Class A	857,200	30,148
Automatic Data Processing	316,800	13,429
Visa, Class A (1)	177,800	11,088
		54,665
Semiconductor & Semiconductor Equipment 7.8%
Applied Materials	1,077,900	21,030
Broadcom, Class A (1)	959,800	18,495
Intel	1,159,100	24,550
Marvell Technology Group (1)	2,235,600	24,323
Xilinx	1,062,400	25,232
		113,630
Software 6.8%
Autodesk (1)	208,800	6,573
Electronic Arts (1)	482,500	24,086
Microsoft	1,860,200	52,793
Nintendo, ADR	245,900	15,947
		99,399
Total Information Technology		502,617
MATERIALS 2.9%
Chemicals 1.9%
Praxair	325,000	27,375
		27,375
Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold	157,900	15,193
		15,193
Total Materials		42,568
TELECOMMUNICATION SERVICES 5.8%
Wireless Telecommunication Services 5.8%
American Tower Systems, Class A (1)	1,316,897	51,636
Crown Castle International (1)	477,900	16,483
MetroPCS Communications (1)	929,600	15,803
Total Telecommunication Services		83,922

Total Common Stocks (Cost $1,476,210)		1,435,625
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	16,680,798	16,681
Total Short-Term Investments (Cost $16,681)		16,681
Total Investments in Securities
99.7% of Net Assets (Cost $1,492,891)		$1,452,306

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depository Receipts

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07

T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤		$ 228	$16,681	$ 45,059

Totals				$ 228	$16,681	$45,059

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$16,681
Dividend income		228
Interest income			-
Investment income		$228
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Growth Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Growth Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$1,419,679,000
Level 2 – significant other observable inputs	32,627,000
Level 3 – significant unobservable inputs	0
Total	$1,452,306,000

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $1,492,891,000. Net unrealized loss aggregated $40,585,000 at period-end, of which $76,951,000 related to appreciated investments and $117,536,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 8.8%
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	1,800	78
		78
Hotels, Restaurants & Leisure 3.0%
International Game Technology	7,800	314
Las Vegas Sands (1)	7,900	582
Marriott, Class A	15,500	532
McDonald's	6,000	335
MGM Mirage (1)	2,664	156
Yum! Brands	12,800	476
		2,395
Internet & Catalog Retail 2.1%
Amazon.com (1)	21,700	1,547
Expedia (1)	3,300	72
		1,619
Media 1.7%
Discovery Holding, Class A (1)	7,300	155
McGraw-Hill	12,100	447
Omnicom	12,800	566
Shaw Communications, B Shares	7,600	138
		1,306
Multiline Retail 1.1%
Kohl's (1)	17,100	734
Target	3,400	172
		906
Specialty Retail 0.3%
Bed Bath & Beyond (1)	8,700	257
		257
Textiles, Apparel & Luxury Goods 0.5%
Coach (1)	12,700	383
		383
Total Consumer Discretionary		6,944
CONSUMER STAPLES 6.0%
Beverages 0.5%
PepsiCo	5,950	430
		430
Food & Staples Retailing 4.1%
Costco Wholesale	6,500	422
CVS Caremark	47,512	1,925
Sysco	4,700	136
Wal-Mart	13,640	719
		3,202
Household Products 1.4%
Procter & Gamble	15,435	1,081
		1,081
Total Consumer Staples		4,713
ENERGY 9.5%
Energy Equipment & Services 5.4%
Baker Hughes	10,400	712
Schlumberger	25,500	2,219
Smith International	21,500	1,381
		4,312
Oil, Gas & Consumable Fuels 4.1%
Chevron	2,900	248
EOG Resources	2,600	312
ExxonMobil	12,000	1,015
Murphy Oil	9,400	772
Petroleo Brasileiro, ADR	3,100	262
Total, ADR	8,400	622
		3,231

Total Energy		7,543

FINANCIALS 11.3%

Capital Markets 9.6%
Ameriprise Financial	12,130	629
Bank of New York Mellon	17,300	722
BlackRock	900	184
Charles Schwab	26,900	507
Franklin Resources	11,350	1,101
Goldman Sachs	5,100	843
Merrill Lynch	7,400	301
Morgan Stanley	15,700	718
Northern Trust	10,400	691
State Street	23,600	1,864
UBS (CHF)	1,927	56
		7,616
Consumer Finance 0.3%
American Express	4,750	208
		208
Diversified Financial Services 0.7%
CME Group	1,200	563
IntercontinentalExchange (1)	200	26
		589
Insurance 0.7%
Prudential Financial	6,600	516
		516

Total Financials		8,929
HEALTH CARE 16.9%

Biotechnology 4.8%
Celgene (1)	14,400	882
Genentech (1)	16,000	1,299
Gilead Sciences (1)	31,100	1,603
		3,784
Health Care Equipment & Supplies 4.6%
Alcon	3,700	527
Baxter International	5,500	318
Becton, Dickinson & Company	1,900	163
Intuitive Surgical (1)	700	227
Medtronic	18,900	914
St. Jude Medical (1)	19,400	838
Stryker	10,900	709
		3,696
Health Care Providers & Services 4.9%
Aetna	19,900	838
Cardinal Health	2,100	110
Express Scripts (1)	8,800	566
Humana (1)	6,400	287
Laboratory Corporation of America (1)	11,000	810
McKesson	8,800	461
Medco Health Solutions (1)	13,400	587
WellPoint (1)	4,700	207
		3,866
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific (1)	2,600	148
		148
Pharmaceuticals 2.4%
Allergan	12,000	677
Merck	7,000	265
Novartis, Regulation D Shares (CHF)	501	26
Roche Holding - Genusscheine (CHF)	3,098	584
Schering-Plough	18,300	264
Wyeth	2,050	85
		1,901
Total Health Care		13,395
INDUSTRIALS & BUSINESS SERVICES 11.8%
Aerospace & Defense 3.2%
General Dynamics	14,200	1,184
Lockheed Martin	4,300	427
Rockwell Collins	5,200	297
United Technologies	8,800	606
		2,514
Air Freight & Logistics 0.3%
Expeditors International of Washington	6,000	271
		271
Construction & Engineering 0.8%
Foster Wheeler (1)	11,800	668
		668
Industrial Conglomerates 3.8%
GE	57,900	2,143
McDermott International (1)	9,900	543
Tyco International	8,100	357
		3,043
Machinery 3.4%
Danaher	26,340	2,003
Illinois Tool Works	6,300	304
Joy Global	4,500	293
PACCAR	1,300	58
		2,658
Trading Companies & Distributors 0.3%
Fastenal	4,600	211
		211
Total Industrials & Business Services		9,365
INFORMATION TECHNOLOGY 26.2%
Communications Equipment 5.6%
Cisco Systems (1)	47,100	1,135
Corning	27,800	668
Juniper Networks (1)	43,800	1,095
Nokia, ADR	26,600	847
QUALCOMM	17,000	697
		4,442
Computers & Peripherals 4.1%
Apple (1)	11,600	1,665
Dell (1)	25,400	506
EMC (1)	34,000	487
Hewlett-Packard	13,400	612
		3,270
Internet Software & Services 4.2%
eBay (1)	18,400	549
Google, Class A (1)	4,700	2,070
Monster Worldwide (1)	10,200	247
VeriSign (1)	12,400	412
		3,278
IT Services 3.3%
Accenture, Class A	15,200	534
Automatic Data Processing	20,800	882
Fiserv (1)	5,700	274
Mastercard, Class A	1,600	357
Visa, Class A (1)	9,400	586
		2,633
Semiconductor & Semiconductor Equipment 2.8%
Analog Devices	9,450	279
Applied Materials	12,200	238
Broadcom, Class A (1)	5,700	110
Intel	25,600	542
Marvell Technology Group (1)	44,200	481
Xilinx	25,000	594
		2,244
Software 6.2%
Adobe Systems (1)	10,100	359
Autodesk (1)	11,900	375
Electronic Arts (1)	14,600	729
Intuit (1)	5,500	148
McAfee (1)	6,700	222
Microsoft	71,700	2,035
Nintendo (JPY)	1,100	569
Oracle (1)	23,300	456
		4,893

Total Information Technology		20,760
MATERIALS 4.1%
Chemicals 2.7%
Monsanto	11,900	1,327
Praxair	9,500	800
		2,127
Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold	11,400	1,097
Nucor	600	40
		1,137
Total Materials		3,264
TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 0.5%
AT&T	9,800	375
		375
Wireless Telecommunication Services 3.9%
America Movil, ADR	22,300	1,420
American Tower Systems, Class A (1)	26,100	1,023
Bharti Airtel (INR) (1)	4,266	87
MetroPCS Communications (1)	5,200	89
Rogers Communications, Class B	12,800	460
		3,079
Total Telecommunication Services		3,454

Total Common Stocks (Cost $77,097)		78,367
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	1,000	1
Total Short-Term Investments (Cost $1)		1
Total Investments in Securities
99.0% of Net Assets (Cost $77,098)		$78,368

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Seven-day yield
ADR	American Depository Receipts
CHF	Swiss Franc
INR	Indian Rupee
JPY	Japanese Yen

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07

T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤		$10	$1	$8,829

Totals				$10	$1	$ 8,829

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$1
Dividend income		10
Interest income			-
Investment income		$10
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Core Growth Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Core Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$77,045,000
Level 2 – significant other observable inputs	1,323,000
Level 3 – significant unobservable inputs	0
Total	$78,368,000

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $77,098,000. Net unrealized gain aggregated $1,271,000 at period-end, of which $5,806,000 related to appreciated investments and $4,535,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL CONCENTRATED LARGE-CAP VALUE FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 18.1%
Diversified Consumer Services 4.0%
H&R Block	11,100	230
		230
Household Durables 2.2%
Fortune Brands	1,850	129
		129
Media 8.0%
DISH Network, Class A (1)	3,100	89
Liberty Entertainment, Class A (1)	4,200	95
Time Warner	20,000	280
		464
Specialty Retail 3.9%
Home Depot	8,000	224
		224
Total Consumer Discretionary		1,047
CONSUMER STAPLES 2.9%
Beverages 2.9%
Anheuser-Busch	3,500	166
Total Consumer Staples		166
ENERGY 14.6%
Energy Equipment & Services 2.8%
Baker Hughes	2,350	161
		161
Oil, Gas & Consumable Fuels 11.8%
Murphy Oil	2,350	193
StatoilHydro, ADR	5,000	149
Total, ADR	4,600	341
		683
Total Energy		844
FINANCIALS 19.1%
Capital Markets 3.0%
Merrill Lynch	2,590	105
Morgan Stanley	1,500	69
		174
Commercial Banks 2.7%
First Horizon National	5,700	80
SunTrust	1,350	74
		154
Diversified Financial Services 3.7%
Citigroup	9,100	195
Liberty Media Capital, Class A (1)	1,050	17
		212
Insurance 5.8%
Genworth Financial, Class A	9,150	207
Marsh & McLennan	5,390	131
		338
Real Estate Management & Development 3.9%
St. Joe	5,300	228
		228
Total Financials		1,106
HEALTH CARE 10.1%
Health Care Equipment & Supplies 2.4%
Covidien	3,100	137
		137
Pharmaceuticals 7.7%
Johnson & Johnson	1,600	104
Pfizer	8,800	184
Wyeth	3,750	157
		445
Total Health Care		582
INDUSTRIALS & BUSINESS SERVICES 11.6%
Industrial Conglomerates 9.3%
GE	9,000	333
Tyco International	4,640	204
		537
Machinery 2.3%
Illinois Tool Works	2,730	132
		132
Total Industrials & Business Services		669
INFORMATION TECHNOLOGY 11.1%
Communications Equipment 2.4%
Alcatel-Lucent, ADR	24,800	143
		143
Computers & Peripherals 1.6%
IBM	800	92
		92
Electronic Equipment & Instruments 3.1%
Tyco Electronics	5,250	180
		180
Semiconductor & Semiconductor Equipment 1.3%
Intel	3,500	74
		74
Software 2.7%
Microsoft	5,470	156
		156
Total Information Technology		645
MATERIALS 6.3%
Chemicals 2.8%
DuPont	3,400	159
		159
Paper & Forest Products 3.5%
International Paper	7,500	204
		204
Total Materials		363
TELECOMMUNICATION SERVICES 3.0%
Wireless Telecommunication Services 3.0%
Sprint Nextel	25,700	172
Total Telecommunication Services		172
UTILITIES 0.3%
Electric Utilities 0.3%
Entergy	150	16
Total Utilities		16
Total Common Stocks (Cost $6,232)		5,610
CONVERTIBLE PREFERRED STOCKS 1.4%
FINANCIALS 1.4%
Capital Markets 1.4%
Merrill Lynch Acquisition Date: 1/18/08
Acquisition Cost $100 (1)(2)	1	80
Total Convertible Preferred Stocks (Cost $100)		80
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Reserve Investment Fund, 3.29% (3)(4)	75,032	75
Total Short-Term Investments (Cost $75)		75
Total Investments in Securities
99.8% of Net Assets (Cost $6,407)		$5,765

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $80 and represents
1.4% of net assets.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts

(4) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund
3.29%	¤	¤		$ 1	$ 75	$74

Totals				$ 1	$75	$74

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$75
Dividend income		1
Interest income			-
Investment income		$1
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Concentrated Large-Cap Value Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Concentrated Large-Cap Value Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in
Securities
Level 1 – quoted prices	$5,610,000
Level 2 – significant other observable inputs	75,000
Level 3 – significant unobservable inputs	80,000
Total	$5,765,000

Following is a reconciliation of the fund’s Level 3 investments for the period ended March 31, 2008:

Investments in
Securities
Balance, beginning of period	$0
Change in unrealized gain (loss)	(20,000)
Net purchases (sales)	100,000
Balance, end of period	$80,000

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $6,407,000. Net unrealized loss aggregated $642,000 at period-end, of which $312,000 related to appreciated investments and $954,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 9.2%
Automobiles 0.3%
Ford Motor (1)	32,000	183
Harley-Davidson	2,800	105
		288
Diversified Consumer Services 0.5%
Apollo Group, Class A (1)	2,100	91
H&R Block	24,000	498
		589
Hotels, Restaurants & Leisure 2.2%
Carnival	5,500	223
International Game Technology	13,200	531
Marriott, Class A	10,600	364
McDonald's	12,800	714
Melco PBL Entertainment, ADR (1)	20,500	233
MGM Mirage (1)	1,528	90
Wyndham Worldwide	3,300	68
Yum! Brands	9,700	361
		2,584
Household Durables 0.5%
Fortune Brands	3,300	229
Lennar, Class A	19,200	361
Newell Rubbermaid	700	16
		606
Internet & Catalog Retail 0.9%
Amazon.com (1)	12,100	863
Expedia (1)	5,900	129
		992
Leisure Equipment & Products 0.2%
Hasbro	6,800	190
		190
Media 2.3%
Cablevision, Class A (1)	3,800	81
DISH Network, Class A (1)	4,100	118
Disney	18,400	577
Lamar Advertising (1)	4,800	173
McGraw-Hill	4,000	148
Meredith	1,600	61
News Corporation, Class A	25,800	484
Omnicom	5,900	261
Scripps, Class A	1,000	42
Shaw Communications, B Shares	8,600	156
Time Warner	23,400	328
Time Warner Cable, Class A (1)	12,500	312
		2,741
Multiline Retail 0.5%
Kohl's (1)	10,900	468
Target	3,300	167
		635
Specialty Retail 1.5%
Bed Bath & Beyond (1)	15,600	460
Best Buy	1,500	62
Home Depot	21,900	613
Lowes	17,000	390
Ross Stores	7,000	210
Sherwin-Williams	1,000	51
		1,786
Textiles, Apparel & Luxury Goods 0.3%
Coach (1)	7,500	226
Nike, Class B	1,900	129
		355

Total Consumer Discretionary		10,766
CONSUMER STAPLES 10.2%

Beverages 2.2%
Anheuser-Busch	12,200	579
Coca-Cola	15,900	968
PepsiCo	14,300	1,032
		2,579
Food & Staples Retailing 2.8%
Costco Wholesale	4,900	318
CVS Caremark	17,400	705
Kroger	4,000	102
SUPERVALU	3,800	114
Sysco	9,200	267
Wal-Mart	27,900	1,470
Walgreen	5,200	198
Whole Foods Market	2,000	66
		3,240
Food Products 1.4%
Archer-Daniels-Midland	3,300	136
Campbell Soup	6,600	224
ConAgra	9,500	228
General Mills	6,300	377
Kraft Foods, Class A	19,100	592
Sara Lee	6,300	88
		1,645
Household Products 2.5%
Clorox	4,600	261
Colgate-Palmolive	2,200	171
Kimberly-Clark	2,800	181
Procter & Gamble	33,100	2,319
		2,932
Personal Products 0.4%
Avon	6,600	261
Estee Lauder, Class A	4,200	193
		454
Tobacco 0.9%
Altria Group	14,900	331
Philip Morris International (1)	14,900	753
		1,084

Total Consumer Staples		11,934

ENERGY 13.9%

Energy Equipment & Services 3.5%
Baker Hughes	7,600	520
BJ Services	8,000	228
FMC Technologies (1)	7,200	410
Grant Prideco (1)	5,100	251
Nabors Industries (1)	5,100	172
Schlumberger	20,800	1,809
Smith International	2,100	135
Transocean (1)	4,509	610
		4,135
Oil, Gas & Consumable Fuels 10.4%
Arch Coal	2,200	96
Chevron	23,200	1,980
ConocoPhillips	5,200	396
CONSOL Energy	5,700	394
Devon Energy	4,800	501
EOG Resources	4,200	504
ExxonMobil	58,200	4,923
Murphy Oil	6,600	542
Occidental Petroleum	5,700	417
Peabody Energy	2,500	127
Spectra Energy	17,200	391
Sunoco	6,500	341
Total, ADR	6,000	444
Valero Energy	5,000	246
Williams Companies	14,600	482
XTO Energy	5,425	336
		12,120

Total Energy		16,255
FINANCIALS 15.7%

Capital Markets 3.3%
Ameriprise Financial	4,400	228
Bank of New York Mellon	13,300	555
Federated Investors, Class B	800	31
Franklin Resources	2,000	194
Goldman Sachs	3,850	637
Lazard	3,000	115
Lehman Brothers	3,800	143
Merrill Lynch	12,300	501
Morgan Stanley	16,400	750
Northern Trust	1,500	100
Och-Ziff Capital Management	5,300	111
State Street	5,700	450
		3,815
Commercial Banks 2.5%
BB&T	1,600	51
First Horizon National	10,200	143
KeyCorp	1,600	35
Marshall & Ilsley	14,000	325
National City	7,900	79
PNC Financial Services Group	4,400	288
Regions Financial	1,700	33
SunTrust	4,400	243
Synovus Financial	8,200	91
U.S. Bancorp	21,900	709
Wells Fargo	31,700	922
		2,919
Consumer Finance 0.2%
Capital One Financial	800	39
Discover Financial	4,800	79
SLM Corporation (1)	10,700	164
		282
Diversified Financial Services 4.7%
Bank of America	52,500	1,990
CIT Group	500	6
Citigroup	55,200	1,182
CME Group	620	291
Interactive Brokers, Class A (1)	3,100	80
IntercontinentalExchange (1)	730	95
JPMorgan Chase	39,500	1,697
Moody's	3,000	104
		5,445
Insurance 3.8%
ACE Limited	6,100	336
American International Group	29,000	1,254
Aon	7,800	314
Assurant	1,400	85
Genworth Financial, Class A	9,300	210
Hartford Financial Services	4,100	311
Lincoln National	2,300	120
Loews	4,900	197
Marsh & McLennan	1,200	29
MetLife	11,400	687
Progressive	4,100	66
Prudential Financial	5,900	462
The Travelers Companies	7,300	349
		4,420
Real Estate Investment Trusts (REITs) 1.0%
Boston Properties, REIT	2,900	267
Equity Residential, REIT	7,100	295
ProLogis, REIT	3,300	194
Simon Property Group, REIT	4,700	437
		1,193
Thrifts & Mortgage Finance 0.2%
Freddie Mac	11,300	286
		286

Total Financials		18,360
HEALTH CARE 11.9%

Biotechnology 1.9%
Amgen (1)	11,300	472
Biogen Idec (1)	3,100	191
Celgene (1)	6,700	411
Cephalon (1)	1,200	77
Genentech (1)	900	73
Genzyme (1)	1,400	105
Gilead Sciences (1)	17,200	886
		2,215
Health Care Equipment & Supplies 2.3%
Alcon	640	91
Baxter International	5,800	335
Becton, Dickinson & Company	2,700	232
C.R. Bard	1,600	154
Covidien	11,500	509
Medtronic	14,400	697
St. Jude Medical (1)	6,300	272
Stryker	3,000	195
Zimmer Holdings (1)	2,200	171
		2,656
Health Care Providers & Services 2.0%
Aetna	4,600	193
Cardinal Health	2,400	126
Cigna	8,200	333
Coventry Health Care (1)	2,900	117
Humana (1)	3,700	166
Laboratory Corporation of America (1)	1,700	125
McKesson	6,600	346
Medco Health Solutions (1)	5,800	254
UnitedHealth Group	9,800	337
WellPoint (1)	8,400	371
		2,368
Life Sciences Tools & Services 0.3%
Applera	1,300	43
Millipore (1)	1,600	108
Thermo Fisher Scientific (1)	3,000	170
Waters Corporation (1)	1,100	61
		382
Pharmaceuticals 5.4%
Abbott Laboratories	11,800	651
Allergan	4,500	254
Bristol-Myers Squibb	22,800	486
Eli Lilly	9,400	485
Johnson & Johnson	28,700	1,862
Merck	27,100	1,028
Pfizer	23,400	490
Schering-Plough	21,000	302
Warner Chilcott (1)	4,500	81
Wyeth	15,500	647
		6,286
Total Health Care		13,907
INDUSTRIALS & BUSINESS SERVICES 11.3%
Aerospace & Defense 3.0%
Boeing	6,800	506
General Dynamics	6,100	508
Honeywell International	5,600	316
Lockheed Martin	4,500	447
Northrop Grumman	4,300	335
Precision Castparts	1,240	127
Raytheon	1,900	123
Rockwell Collins	3,700	211
United Technologies	14,100	970
		3,543
Air Freight & Logistics 0.3%
Expeditors International of Washington	7,600	343
		343
Airlines 0.3%
Southwest Airlines	25,100	311
		311
Building Products 0.1%
Masco	5,800	115
		115
Commercial Services & Supplies 0.6%
Allied Waste Industries (1)	30,800	333
Avery Dennison	3,800	187
Republic Services	4,000	117
Robert Half International	3,000	77
		714
Construction & Engineering 0.2%
Fluor	930	131
Foster Wheeler (1)	1,200	68
Quanta Services (1)	2,100	49
		248
Electrical Equipment 0.0%
Cooper Industries, Class A	1,000	40
		40
Industrial Conglomerates 4.0%
3M	6,600	523
GE	91,000	3,368
McDermott International (1)	1,100	60
Tyco International	15,800	696
		4,647
Machinery 2.2%
Danaher	9,700	737
Illinois Tool Works	9,700	468
Ingersoll-Rand, Class A	4,800	214
ITT	5,400	280
Joy Global	2,800	182
PACCAR	9,000	405
Terex (1)	4,600	288
		2,574
Road & Rail 0.5%
Canadian National Railway	3,700	179
Norfolk Southern	2,000	109
Union Pacific	2,500	313
		601
Trading Companies & Distributors 0.1%
Fastenal	2,100	97
		97

Total Industrials & Business Services		13,233
INFORMATION TECHNOLOGY 16.4%

Communications Equipment 2.8%
Alcatel-Lucent, ADR	45,800	264
Cisco Systems (1)	22,400	540
Corning	30,800	740
JDS Uniphase (1)	13,000	174
Juniper Networks (1)	21,800	545
Motorola	10,600	99
QUALCOMM	21,200	869
		3,231
Computers & Peripherals 4.2%
Apple (1)	6,600	947
Dell (1)	43,600	869
EMC (1)	26,300	377
Hewlett-Packard	28,600	1,306
IBM	8,800	1,013
Seagate Technology	5,800	121
Sun Microsystems (1)	20,250	315
		4,948
Electronic Equipment & Instruments 0.7%
Agilent Technologies (1)	3,800	113
Flextronics (1)	5,700	54
Tyco Electronics	18,100	621
		788
Internet Software & Services 1.3%
Google, Class A (1)	3,100	1,366
Monster Worldwide (1)	5,000	121
VeriSign (1)	1,300	43
		1,530
IT Services 1.3%
Accenture, Class A	8,900	313
Automatic Data Processing	6,000	254
Electronic Data Systems	8,100	135
Mastercard, Class A	1,200	268
Paychex	1,700	58
Total System Services	4,255	101
Visa, Class A (1)	3,600	224
Western Union	9,000	191
		1,544
Semiconductor & Semiconductor Equipment 2.5%
Advanced Micro Devices (1)	21,500	127
Applied Materials	29,100	568
Broadcom, Class A (1)	28,800	555
Intel	18,300	387
Marvell Technology Group (1)	42,800	466
Maxim Integrated Products	11,200	228
MEMC Electronic Materials (1)	800	57
National Semiconductor	6,000	110
Xilinx	19,000	451
		2,949
Software 3.6%
Autodesk (1)	14,600	459
Electronic Arts (1)	3,900	195
Microsoft	89,400	2,537
Oracle (1)	27,100	530
Red Hat (1)	27,300	502
		4,223

Total Information Technology		19,213
MATERIALS 3.2%

Chemicals 1.6%
Dow Chemical	11,300	417
DuPont	3,900	182
Monsanto	5,400	602
Praxair	6,700	564
Sigma Aldrich	1,100	66
		1,831
Metals & Mining 1.2%
Barrick Gold	4,200	182
Freeport-McMoRan Copper & Gold	6,700	645
Nucor	5,700	386
Rio Tinto, ADR	620	255
		1,468
Paper & Forest Products 0.4%
AbitiBibowater	600	8
International Paper	8,700	237
MeadWestvaco	2,800	76
Weyerhaeuser	2,600	169
		490

Total Materials		3,789
TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 2.3%
AT&T	71,400	2,735
		2,735
Wireless Telecommunication Services 1.2%
American Tower Systems, Class A (1)	11,700	459
Crown Castle International (1)	7,800	269
MetroPCS Communications (1)	16,100	274
NII Holdings, Class B (1)	1,900	60
Sprint Nextel	46,500	311
		1,373
Total Telecommunication Services		4,108
UTILITIES 3.5%
Electric Utilities 1.2%
Edison International	700	34
Entergy	3,500	382
Exelon	5,300	431
FirstEnergy	3,200	219
PPL	6,200	285
		1,351
Independent Power Producers & Energy Traders 1.3%
AES (1)	24,400	407
Constellation Energy Group	4,000	353
Dynegy, Class A (1)	39,400	311
NRG Energy (1)	8,300	324
Reliant Energy (1)	2,900	68
		1,463
Multi-Utilities 1.0%
CenterPoint Energy	9,100	130
NiSource	2,800	48
PG&E	1,900	70
Public Service Enterprise	8,300	334
Sempra Energy	7,800	416
TECO Energy	13,700	218
		1,216
Total Utilities		4,030
Total Common Stocks (Cost $123,942)		115,595
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.7%
T. Rowe Price Government
Reserve Investment Fund, 1.35% (2)(3)	4,372,996	4,373
		4,373
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.202% 6/19/08 (4)	50,000	50
U.S. Treasury Bills, 3.459% 6/19/08 (4)	50,000	49
		99
Total Short-Term Investments (Cost $4,472)		4,472
Total Investments in Securities
102.6% of Net Assets (Cost $128,414)		$120,067

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2008.
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 30 S&P 500 E-mini Index contracts
$50 par of 3.202% U.S. Treasury Bills
and $10 par of 3.459% U.S. Treasury Bills
pledged as initial margin	6/08	$1,986	$12
Net payments (receipts) of variation
margin to date			(8)
Variation margin receivable (payable)
on open futures contracts			$4

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price
Government Reserve
Investment
Fund, 1.35%	¤	¤		$ 8	$ 4,373	$ 945

Totals				$ 8	$ 4,373	$ 945

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$4,373
Dividend income		8
Interest income			-
Investment income		$8
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional U.S. Structured Research Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional U.S. Structured Research Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – quoted prices	$115,366,000	$0
Level 2 – significant other observable inputs	4,701,000	4,000
Level 3 – significant unobservable inputs	0	0
Total	$120,067,000	$4,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $128,414,000. Net unrealized loss aggregated $8,335,000 at period-end, of which $1,754,000 related to appreciated investments and $10,089,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008